Goodwill and Intangible Assets Narrative (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Goodwill [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill)		$ 14,250	$ 13,000
Asset Impairment Charges	$ 16,249
Goodwill		2,356,085	2,322,928	$ 2,433,784
Finite-Lived Intangible Assets, Amortization Expense		74,528	98,747	70,195
Finite-Lived Intangible Assets, Gross		995,252	973,357
Finite-Lived Intangible Assets, Accumulated Amortization		429,779	368,743
goodwill acquired or allocated member
Goodwill [Line Items]
Goodwill, Acquired During Period		74,531	3,232
Life Science Member [Member]
Goodwill [Line Items]
Goodwill		148,557	147,795	148,816
Life Science Member [Member] | goodwill acquired or allocated member
Goodwill [Line Items]
Goodwill, Acquired During Period		0	0
Applied Sterilization Technologies [Member]
Goodwill [Line Items]
Goodwill		1,380,262	1,402,939	$ 1,492,269
Applied Sterilization Technologies [Member] | goodwill acquired or allocated member
Goodwill [Line Items]
Goodwill, Acquired During Period		7,945	5,341
Trademarks and Trade Names [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross		62,543	63,570
Finite-Lived Intangible Assets, Accumulated Amortization		$ 39,942	$ 38,850